Long-Term Loans - Schedule of Long-Term Loans (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Long-Term Loans [Line Items]
Total	$ 2,154,835	$ 2,300,735
Loans from third parties [Member]
Schedule of Long-Term Loans [Line Items]
Total	4,689	207,617
Loans from banks [Member]
Schedule of Long-Term Loans [Line Items]
Total	$ 2,150,146	$ 2,093,118